Leases - Summary of weighted average discount rate and weighted average remaining lease term of operating leases (Detail)	Mar. 31, 2020
Leases [Abstract]
Weighted-average discount rate used to measure lease liabilities	2.20%
Weighted-average remaining lease term	7 years 8 months 12 days